ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR
June 6, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

On behalf of the Ultimus Managers Trust (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post Effective Amendment No. 8 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed for the purpose of adding two new series to the Trust – the Barrow SQV Long All Cap Fund and the Barrow SQV Hedged All Cap Fund.

The Barrow SQV Long All Cap Fund (the “Fund”) presents performance information for the Barrow Street Fund, LP (the “Predecessor Private Fund”), an unregistered limited partnership that will be merged into the Fund, pursuant to MassMutual Institutional Funds (pub. avail. Sept. 28, 1995).  The Predecessor Private Fund commenced operation on January 1, 2009, and was created for a purpose entirely unrelated to establishing a performance record for the Fund.  The Predecessor Private Fund’s manager has not advised any other accounts that were substantially similar to it.  The Predecessor Private Fund intends to transfer all of its securities to the Fund.  The Predecessor Private Fund’s manager believes that it could have complied with subchapter M of the Internal Revenue Code.

If you have any questions, please do not hesitate to contact me at: 513.587.3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary of the Trust